OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Right of use assets, Beginning balance	$ 27,211	$ 37,106
Right of use assets, Amortization	(9,895)	(9,895)
Right of use assets,Ending balance	$ 17,316	$ 27,211